U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

1. Name and address of issuer: Templeton Variable Products Series Fund
                               700 Central Avenue
                               St. Petersburg, Florida 33701


2. Name of each series or class of funds for which this notice is filed:

               Templeton International Fund
               Templeton Money Market Fund
               Templeton Stock Fund
               Templeton Bond Fund
               Templeton Asset Allocation Fund
               Templeton Developing Markets Fund

3. Investment Company Act File Number: 811-5479

   Securities Act File Number: 33-20313



4. Last day of fiscal year for which this notice is filed: 12/31/96



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:    N/A



6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if
applicable (see instruction A.6):   N/A



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
fiscal year:    N/A

8. Number and amount of securities registered during the fiscal year other
than pursuant to rule 24f-2:    N/A



9. Number and aggregate sale price of securities sold during the fiscal year:

                     Number: 0 shares Sales Price: 0

     NOTE: Pursuant to Instruction B.5 of Form 24F-2, securities sold to unmanaged separate accounts that offer interests that are registered under the Securities Act of 1933, and on which a registration fee has been or will be paid, have been excluded from the securities reported herein. During the fiscal year ended December 31, 1996, the registrant sold 68,599,860 shares with an aggregate sales price of $555,805,226 to such separate accounts.


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    Number: 0 shares Sales Price: 0

                    See Note to Item 9, above

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                    Number: 0 shares Sales Price: 0


12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2 (from Item 10):            $        0
                                                                 ------------
(ii) Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11, if applicable):       +        0
                                                                 ------------
(iii) Aggregate price of shares redeemed or repurchased
during the fiscal year (if applicable):                          -        0
                                                                 -------------

(iv) Aggregate price of shares redeemed or repurchased and
previously applied as a reduction to filing fees pursuant
to rule 24e-2 (if applicable):                                   +         0
                                                                 -------------

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
(ii), less line (iii), plus line (iv)) (if applicable):                    0
                                                                 ------------

(vi) Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation (see
instruction C.6):                                                x    1/3300
                                                                 ------------

(vii) Fee due (line (i) or line (v) multiplied by line (vi)):    $        0
                                                                 ------------



INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF THE FORM ISBEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                        [  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ JAMES R. BAIO
                             James R. Baio
                             Treasurer

Date: FEBRUARY 25, 1997

PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.